Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
Chapman University, 1.76%, 4/1/28	$3,070	$ 2,585,666
Grand Canyon University, 4.125%, 10/1/24	4,750	4,467,268
		$ 7,052,934
Hospital — 0.8%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,584,872
Little Co. of Mary Hospital of Indiana, Inc.:
1.399%, 11/1/23	125	120,840
1.581%, 11/1/24	360	335,765
1.973%, 11/1/25	325	296,094
		$ 4,337,571
Total Corporate Bonds (identified cost $12,025,706)		$ 11,390,505

Tax-Exempt Municipal Obligations — 90.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.1%
Delaware Valley Regional Finance Authority, PA:
4.19%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	$4,900	$ 4,895,051
(LOC: TD Bank N.A.), 2.40%, 3/1/52(2)	10,000	10,000,000
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,181,950
		$ 18,077,001
Education — 4.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.307%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,000	$ 1,921,180
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	401,768
Massachusetts Development Finance Agency, (Harvard University):
4.00%, 7/15/36	3,145	3,209,504
5.00%, 7/15/34	5,000	5,354,500
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
5.00%, 10/1/28	1,860	2,000,579
5.00%, 10/1/29	3,000	3,227,850
5.00%, 10/1/30	2,000	2,151,900
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of North Carolina at Chapel Hill, 3.531%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	$6,300	$ 6,231,267
		$ 24,498,548
Electric Utilities — 4.8%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,032,750
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	3,335	3,203,568
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	2,964,480
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 3.634%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	9,994,600
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/26	3,545	3,710,339
(LOC: TD Bank, N.A.), 3.13%, 8/1/31(2)	1,000	1,000,000
South Carolina Public Service Authority, 5.724%, 12/1/23	1,525	1,536,651
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	1,365	1,461,942
Western Minnesota Municipal Power Agency:
5.00%, 1/1/26	1,345	1,431,322
5.00%, 1/1/28	1,400	1,541,680
		$ 27,877,332
Escrowed/Prerefunded — 1.9%
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	$1,000	$ 1,009,960
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	342,190
Louisiana, Highway Improvement Revenue, Prerefunded to 9/15/24, 5.00%, 6/15/25	750	773,767
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University):
Escrowed to Maturity, 4.00%, 4/1/25	360	369,036
Escrowed to Maturity, 4.00%, 4/1/26	375	389,055
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/24, 4.00%, 6/15/28	5,000	5,088,000
New York Dormitory Authority, Sales Tax Revenue:
(AMT), Escrowed to Maturity, 5.00%, 3/15/25	1,470	1,530,696
(AMT), Escrowed to Maturity, 5.00%, 3/15/26	1,545	1,639,863
		$ 11,142,567
General Obligations — 24.6%
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	$1,100	$ 1,146,805

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California, 4.00%, 10/1/24	$8,000	$ 8,166,160
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,049,460
5.00%, 12/1/30	2,690	2,744,069
Chicago, IL, 5.25%, 1/1/30	2,000	2,011,960
Commonwealth of Massachusetts, 5.00%, 10/1/29	8,485	9,729,749
Cook County School District No. 63, IL:
5.00%, 12/1/28	2,595	2,879,464
5.00%, 12/1/29	2,725	3,021,398
Detroit, MI, 5.00%, 4/1/25	150	153,840
Fort Bend Independent School District, TX, (PSF Guaranteed):
2.375% to 8/1/24 (Put Date), 8/1/49	4,000	3,935,640
3.00% to 8/1/23 (Put Date), 8/1/52	3,000	2,989,950
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,330,090
Hawaii, 5.00%, 4/1/23	5,000	5,007,450
Hennepin County, MN, 5.00%, 12/1/26	5,000	5,459,500
Honolulu City and County, HI, (Honululu Rail Transit Project), 5.00% to 9/1/23 (Put Date), 9/1/24	5,000	5,040,500
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	3,700	3,660,114
Illinois:
5.00%, 2/1/23	5,000	5,005,100
5.00%, 2/1/25	4,000	4,082,760
5.00%, 3/1/25	3,250	3,319,062
5.00%, 11/1/25	1,500	1,537,995
5.00%, 11/1/26	5,000	5,155,700
5.50%, 5/1/30	500	531,510
Leander Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/26	1,150	1,244,829
5.00%, 8/15/27	1,000	1,102,300
Millcreek Township School District, PA, 5.00%, 9/15/25	500	507,275
New York, NY:
5.00%, 8/1/24	2,000	2,048,320
5.00%, 3/1/30	5,000	5,119,600
Ocean City, NJ, 2.00%, 10/15/31	745	649,029
Ohio, 5.00%, 6/15/28	2,225	2,494,069
Portland Community College District, OR:
5.00%, 6/15/28	1,000	1,077,160
5.00%, 6/15/29	2,550	2,744,132
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	3,290	3,451,111
Puerto Rico:
5.25%, 7/1/23	6,000	6,000,840
5.625%, 7/1/27	4,200	4,284,294
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.625%, 7/1/29	$1,000	$ 1,024,870
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	12,832,544
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/25	6,500	6,805,305
Texas, 5.00%, 8/1/36	1,000	1,042,820
West Linn-Wilsonville School District No. 3Jt, OR:
5.00%, 6/15/25	1,000	1,055,810
5.00%, 6/15/26	1,000	1,078,190
Wisconsin:
5.00%, 5/1/28	2,195	2,460,683
5.00%, 5/1/29	3,995	4,558,575
		$141,540,032
Hospital — 4.5%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 5.00%, 11/15/27	$1,175	$ 1,280,468
Allegheny County Hospital Development Authority, PA, (UPMC), 4.08%, (SIFMA + 0.42%), 11/15/24(1)	2,000	1,982,080
Batesville Public Facilities Board, AR, (White River Health System, Inc.), 5.00%, 6/1/23	795	798,530
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	4,000	4,223,600
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,428,576
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/24	1,250	1,287,237
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	464,462
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	509,985
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	400,447
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	3,500	3,675,595
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/27(3)	1,200	1,229,376
Series 2017, 5.00%, 12/1/26(3)	1,500	1,538,670
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	2,000	2,035,480
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,015,960
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/23	250	251,772
5.00%, 12/1/24	285	286,753

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Tarrant County Cultural Education Facilities Finance Corp.,TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	$2,000	$ 2,112,120
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,264,268
		$ 25,785,379
Housing — 2.5%
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	$2,350	$ 2,290,662
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,884,696
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	2,500	2,557,825
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,000	2,742,570
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	2,000	1,999,540
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/32	365	375,173
5.00%, 7/1/33	300	306,834
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	507,875
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	455	455,095
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000
		$ 14,215,270
Industrial Development Revenue — 6.3%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$1,500	$ 1,504,440
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	5,675	5,766,254
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	1,882,839
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41	5,000	5,013,900
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(3)	860	753,739
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(3)	435	376,188
North Carolina Capital Facilities Finance Agency, (Republic Services, Inc.), 2.90% to 3/1/23 (Put Date), 7/1/34(5)	4,000	3,996,480
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	$1,000	$ 941,870
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,156,492
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,500	4,464,855
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,122,800
		$ 35,979,857
Insured - Education — 0.6%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):
(AGM), 5.00%, 7/1/24	$100	$ 102,725
(AGM), 5.00%, 7/1/25	100	104,555
(AGM), 5.00%, 7/1/26	100	106,197
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	175	177,447
New York Dormitory Authority, (Northwell Health Obligation Group), (BAM), 5.00%, 10/1/25	2,975	3,160,342
		$ 3,651,266
Insured - Electric Utilities — 0.3%
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	$1,100	$ 1,193,313
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	160	159,927
(NPFG), 5.00%, 7/1/24	115	114,848
(NPFG), Series SS, 5.00%, 7/1/25	300	299,358
		$ 1,767,446
Insured - Escrowed/Prerefunded — 0.2%
Louisiana Energy & Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/25	$1,125	$ 1,135,339
		$ 1,135,339
Insured - General Obligations — 1.3%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 265,638
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	416,764
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	3,075	3,105,135
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/23	940	940,000
(AGM), 5.00%, 1/1/24	1,075	1,093,952

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	$910	$ 1,007,470
Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	660,367
		$ 7,489,326
Insured - Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 260,688
Massachusetts Development Finance Agency, (Wellforce), (AGM), 5.00%, 10/1/26	360	383,648
		$ 644,336
Insured - Special Tax Revenue — 0.4%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$ 1,099,720
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	1,140	1,041,424
		$ 2,141,144
Insured - Water and Sewer — 1.0%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	$5,000	$ 5,044,400
Pittsburgh Water and Sewer Authority, PA, (AGM), 4.31%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	500	499,545
		$ 5,543,945
Lease Revenue/Certificates of Participation — 1.7%
California State Public Works Board, 5.00%, 11/1/26	$2,725	$ 2,777,538
Minnesota, 5.00%, 3/1/27	3,000	3,294,720
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,428,978
		$ 9,501,236
Other Revenue — 3.9%
Black Belt Energy Gas District, AL, 4.03%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,750,750
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.01%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	1,050	1,035,583
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	216,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(3)	1,025	1,071,576
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00%, 6/1/25	1,000	1,022,410
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 3.881%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(1)	$7,500	$ 7,237,200
(Liq: Royal Bank of Canada), 4.00%, 12/1/23	2,000	2,001,500
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 3.62%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	1,989,160
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	751,080
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	170	169,845
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/23	675	680,245
5.00%, 6/1/24	590	605,641
5.00%, 6/1/25	1,000	1,050,080
		$ 22,581,070
Senior Living/Life Care — 3.3%
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(3)	$500	$ 463,535
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/26(3)	830	786,126
4.00%, 4/1/27(3)	765	710,823
4.00%, 4/1/29(3)	935	834,703
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.36%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	422,572
Illinois Finance Authority, (Smith Crossing):
4.00%, 10/15/23	210	208,809
4.00%, 10/15/25	300	292,737
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/26	435	419,710
4.00%, 12/1/27	440	420,117
4.00%, 12/1/28	455	429,725
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
5.00%, 8/1/23	705	705,205
5.00%, 8/1/24	480	480,053
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	1,918,413
5.00%, 1/1/30	1,265	1,250,313

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	$2,000	$ 1,983,500
4.50%, 10/1/26	2,000	1,983,580
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(3)	1,500	1,340,760
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/23	220	218,079
4.00%, 12/1/27	355	335,415
4.00%, 12/1/28	370	343,367
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(3)	2,795	2,650,834
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	140	139,899
4.00%, 11/15/25	115	114,288
4.00%, 11/15/26	125	123,541
4.00%, 11/15/27	130	127,293
4.00%, 11/15/28	110	106,691
		$ 18,810,088
Special Tax Revenue — 5.5%
Baltimore, MD, (Harbor Point):
3.05%, 6/1/28(3)	$190	$ 170,666
3.15%, 6/1/29(3)	200	177,596
3.20%, 6/1/30(3)	200	174,830
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	318,780
1.15%, 7/1/27	375	336,450
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,040,959
Jefferson County, AL, 5.00%, 9/15/26	3,200	3,446,144
Massachusetts School Building Authority, 5.00%, 8/15/37	3,170	3,294,771
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,040,970
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,497,600
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(4)	280	0
5.75%, 5/1/38	325	327,356
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 9/15/28	6,000	6,752,640
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,483,667
Saint Clair County Highway Revenue, IL, Escrowed to Maturity, 4.00%, 1/1/23	310	310,000
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	$1,000	$ 1,011,940
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	276	148,810
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), Prerefunded to 7/1/23, 5.00%, 7/1/25	2,815	2,840,954
		$ 31,374,133
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,713,443
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	2,520	2,409,548
(AMT), 3.625%, 7/1/38	1,500	1,375,320
		$ 5,498,311
Transportation — 17.4%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 3.96%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(1)	$5,000	$ 4,861,650
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/26	1,000	1,078,110
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	4,000	4,055,480
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/25	3,325	3,526,661
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/24	2,000	2,061,480
(AMT), 5.00%, 11/15/28	4,920	5,282,210
(AMT), 5.25%, 11/15/26	1,000	1,066,590
(AMT), 5.25%, 11/15/27	1,100	1,185,261
(AMT), 5.50%, 11/15/27	5,000	5,079,750
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,715,521
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,299,050
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	3,000	3,051,300
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/25	2,000	2,072,120
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/26	885	918,701
(AMT), 5.00%, 7/1/27	1,250	1,294,375
(AMT), 5.00%, 7/1/28	1,000	1,069,490
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	2,265	2,428,624
(AMT), 5.00%, 10/1/29	4,000	4,038,000

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Washington Airports Authority, D.C.: (continued)
(AMT), 5.00%, 10/1/32	$6,360	$ 6,637,550
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/25	600	629,382
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/28	3,000	3,168,390
North Carolina Turnpike Authority, (Triangle Expressway System), Escrowed to Maturity, 5.00%, 2/1/24	5,280	5,378,630
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/28	1,250	1,406,538
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	2,986,059
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/23	4,460	4,489,837
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,014,200
Port of Seattle, WA:
(AMT), 5.00%, 8/1/24	2,495	2,554,406
(AMT), 5.00%, 8/1/30	2,500	2,727,225
(AMT), 5.00%, 5/1/33	2,000	2,096,540
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	4,000	4,200,160
Salt Lake City, UT, Airport Revenue, (AMT), 5.00%, 7/1/31	2,460	2,612,692
South Carolina Transportation Infrastructure Bank, 4.00%, 10/1/28	4,500	4,634,775
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	395	404,026
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	3,600	4,257,252
		$100,282,035
Water and Sewer — 2.1%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/28	$2,250	$ 2,521,643
King County, WA, Sewer Revenue, 4.00%, 7/1/30	5,255	5,349,064
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	3,050	3,225,802
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,073,880
		$ 12,170,389
Total Tax-Exempt Municipal Obligations (identified cost $522,106,639)		$521,706,050

Taxable Municipal Obligations — 6.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.7%
Chicago, IL, 7.75%, 1/1/42	$2,650	$ 2,694,387
Detroit, MI, 2.711%, 4/1/26	700	634,914
Homewood, AL, 2.00%, 9/1/26	625	568,769
Maryland, 0.41%, 8/1/23	3,000	2,929,860
Nashua, NH, 1.40%, 1/15/33	375	265,346
San Antonio, TX, 3.274%, 2/1/23	2,750	2,746,700
		$ 9,839,976
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,205	$ 1,115,167
Middleburg Heights, OH, (Southwest General Health Center), 2.025%, 8/1/23	615	605,068
		$ 1,720,235
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 1.55%, 5/15/24	$250	$ 239,643
Westland, MI, (BAM), 1.734%, 11/1/31	400	302,904
		$ 542,547
Insured - Transportation — 0.3%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,785,794
		$ 1,785,794
Other Revenue — 1.2%
Golden State Tobacco Securitization Corp., CA, 1.337%, 6/1/23	$7,235	$ 7,130,816
		$ 7,130,816
Senior Living/Life Care — 1.0%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$285	$ 270,240
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	322,880
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.60%, 11/15/24	4,000	3,754,800
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.25%, 6/1/26	1,310	1,181,122
		$ 5,529,042

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.2%
American Samoa Economic Development Authority, 2.47%, 9/1/24(3)	$475	$ 449,611
Massachusetts, Special Obligation Revenue Bonds, Social Bonds, 3.564%, 7/15/23	6,500	6,458,725
		$ 6,908,336
Student Loan — 0.3%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$ 1,094,819
Rhode Island Student Loan Authority, 2.373%, 12/1/28	400	339,588
		$ 1,434,407
Transportation — 0.3%
Port of Seattle, WA, 3.325%, 8/1/23	$2,000	$ 1,987,480
		$ 1,987,480
Total Taxable Municipal Obligations (identified cost $38,267,029)		$ 36,878,633
Total Investments — 99.2% (identified cost $572,399,374)		$569,975,188
Other Assets, Less Liabilities — 0.8%		$ 4,776,353
Net Assets — 100.0%		$574,751,541
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $15,066,967 or 2.6% of the Fund's net assets.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(5)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
At December 31, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	10.5%
Others, representing less than 10% individually	86.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 4.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 2.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
MFMR	– Multi-Family Mortgage Revenue
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,390,505	$ —	$ 11,390,505
Tax-Exempt Municipal Obligations	—	521,706,050	—	521,706,050
Taxable Municipal Obligations	—	36,878,633	—	36,878,633
Total Investments	$ —	$569,975,188	$ —	$569,975,188
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.